Fair Value Measurement - Schedule of Company’s Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Details)	Dec. 31, 2024 USD ($)
Liabilities
Total liabilities	$ 165,618,278
Quoted Price in Active Markets (Level 1) [Member]
Liabilities
Total liabilities
Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Total liabilities
Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Total liabilities	165,618,278
June 2024 Warrant [Member]
Liabilities
Total liabilities	5,333,794
June 2024 Warrant [Member] | Quoted Price in Active Markets (Level 1) [Member]
Liabilities
Total liabilities
June 2024 Warrant [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Total liabilities
June 2024 Warrant [Member] | Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Total liabilities	5,333,794
November 2024 Warrant [Member]
Liabilities
Total liabilities	12,467,515
November 2024 Warrant [Member] | Quoted Price in Active Markets (Level 1) [Member]
Liabilities
Total liabilities
November 2024 Warrant [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Total liabilities
November 2024 Warrant [Member] | Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Total liabilities	12,467,515
Pre-Funded Warrant Liabilities [Member]
Liabilities
Total liabilities	52,682,426
Pre-Funded Warrant Liabilities [Member] | Quoted Price in Active Markets (Level 1) [Member]
Liabilities
Total liabilities
Pre-Funded Warrant Liabilities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Total liabilities
Pre-Funded Warrant Liabilities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Total liabilities	52,682,426
Private Placement Warrants [Member]
Liabilities
Total liabilities	94,286,790
Private Placement Warrants [Member] | Quoted Price in Active Markets (Level 1) [Member]
Liabilities
Total liabilities
Private Placement Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Total liabilities
Private Placement Warrants [Member] | Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Total liabilities	94,286,790
Embedded Derivative Liability [Member]
Liabilities
Total liabilities	847,753
Embedded Derivative Liability [Member] | Quoted Price in Active Markets (Level 1) [Member]
Liabilities
Total liabilities
Embedded Derivative Liability [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Total liabilities
Embedded Derivative Liability [Member] | Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Total liabilities	$ 847,753